Schedule of Operating and Finance lease expenses (Details) - EUDA Health Limited [Member] - USD ($)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Amortization of leased asset	$ 4,014	$ 4,111	$ 5,973	$ 6,136	$ 8,153	$ 7,949
Total lease expenses	113,091	107,779	192,463	172,009	216,191	167,689
General and Administrative Expense [Member]
Lease expenses	32,655	29,895	67,095	46,386	62,810	61,262
Lease expenses – short-term	75,736	72,906	118,405	118,224	143,589	96,575
Amortization of leased asset	4,014	4,111	5,973	6,136	8,153	7,949
Interest Expense [Member]
Interest on lease liabilities	$ 686	$ 867	$ 990	$ 1,263	$ 1,639	$ 1,903